DGI Investment Trust

Oriental Center

254 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

VIA EDGAR

October 30, 2024

United States Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	DGI Investment Trust
File Nos. 333-252816/811-23637

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the DGI Investment Trust (the “Trust”), as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 6 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2024 (Accession No. 0001580642-24-006410).

If you have any questions concerning this filing, please contact the undersigned at 787-326-5334.

Sincerely,

/s/ Alfonso Cuesta

Alfonso Cuesta

Assistant Secretary